Financial Income, Net (Tables)	12 Months Ended
Dec. 31, 2024
Financial Income, Net
Schedule of financial income, net

€ millions	2024	2023	2022
Finance income	1,429	857	811
thereof interest income from financial assets at amortized cost	348	376	100
thereof interest income from financial assets at fair value through profit or loss	91	99	88
thereof gains from financial assets at fair value through profit or loss	943	380	608
Finance costs[1]	-1,031	-1,313	-2,200
thereof interest expense from financial liabilities at amortized cost	-316	-336	-153
thereof losses from financial assets at fair value through profit or loss[1]	-316	-525	-1,802
thereof interest expense from financial liabilities at fair value through profit or loss	-111	-105	-87
 Financial income, net	398	-456	-1,389

[1] Prior-year figures were updated.